As filed with the Securities and Exchange Commission on April 26, 2023
Registration No. 33-6486

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 66	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 67

MUTUAL OF AMERICA INVESTMENT CORPORATION
(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022
(Address of Principal Executive Office)(Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 224-1600
Chris W. Festog, Chairman, President & CEO
Mutual of America Investment Corporation
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Copy to:
Amy Latkin
Vice President, Associate General Counsel
Mutual of America Investment Corporation
320 Park Avenue
New York, New York 10022-6839
Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective: (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2023 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2023 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on May 1, 2023 pursuant to paragraph (a)(2) of Rule 485.

Explanatory Note

This Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(v) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of changing the date on Exhibit 10A, which was filed on April 25, 2023 pursuant to paragraph (b) of Rule 485 under the 1933 Act.

This Post-Effective Amendment  No. 66 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment  No. 65 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 26th of April, 2023.

MUTUAL OF AMERICA INVESTMENT CORPORATION

By:	/s/ Chris Festog
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2023.

	Signatures	Title

	/s/ Chris Festog	Director; Chairman, President and Chief Executive Officer (Principal Executive Officer)
Chris Festog

	/s/ Aferdita Gutierrez	Executive Vice President and Treasurer (Principal Accounting Officer)
Aferdita Gutierrez

	*	Director
Carolyn N. Dolan

	*	Director
Stanley E. Grayson

	*	Director
LaSalle D. Leffall, III

	*	Director
John W. Sibal

	*	Director
Margaret M. Smyth

	*	Director
William E. Whiston

* By:	/s/ Jason D’Angelo
Jason D’Angelo
Attorney-in-Fact

C-1